Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2013 Morrison And Foerster LLP [Member]	Jan. 25, 2013 Notes [Member]	Jul. 31, 2012 Notes [Member]
Accounts Payable Waived	$ 1,519,000
Debt Instrument, Face Amount			1,125,000	1,333,000
Fair value of warrants		245,000
Troubled debt restructuring loss	$ 25,000	$ 25,000